Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Schedule of accounts receivable, net

	December 31,
	2021	2022
	US$	US$

Accounts receivable, gross	126,798	138,597
Less: allowance for expected credit loss of receivables	(12,426)	(20,670)

Accounts receivable, net	114,372	117,927

Summary of allowance for doubtful accounts

9.    Accounts receivable, net (Continued)

The following table summarizes the details of the Group’s allowance for doubtful accounts:

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Balance at the beginning of the year	(9)	(7,387)	(12,426)
Adoption of ASC326	(652)	—	—
Additions charged to general and administrative expenses, net	(6,726)	(5,039)	(8,484)
Write-off during the year	—	—	240

Balance at the end of the year	(7,387)	(12,426)	(20,670)